Revenue and other income - Schedule of Revenues and Other Income (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers
Revenues	€ (6,163)	€ 0
Research tax credit	2,334	1,604	€ 1,600
Subsidies	36	202
Other	756	1,487
Total other income	3,126	3,293
Total revenues and other income	9,289	3,293
Services
Disclosure of disaggregation of revenue from contracts with customers
Revenues	(3,787)	0
Other sales
Disclosure of disaggregation of revenue from contracts with customers
Revenues	€ (2,376)	€ 0